Related Parties	12 Months Ended
Dec. 31, 2012
Related Parties
Related Parties

(11) Related Parties

        Historically, customers have inadvertently sent payment for purchased subscriptions to Pixel Holdings Inc., which is wholly owned by the Company's majority stockholder. The Company recognizes revenue in accordance with its revenue recognition policy and collects the receivable from Pixel Holdings Inc. As of December 31, 2011 and 2012, uncollected payments were $168 and $0, respectively, and are included in due from related party.